DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2015
Banking and Thrift [Abstract]
Schedule Of Deposit Liabilities Disclosures [Table Text Block]
Deposits consist of the following major classifications at June 30:

(in thousands)	2015	2014

Non-interest bearing checking accounts	$4,073	$3,786
Checking accounts	14,904	13,364
Savings accounts	51,371	46,277
Money market demand deposits	13,255	13,010
Total demand, transaction and passbook deposits	83,603	76,437
Certificates of deposit:
Original maturities of:
Less than 12 months	75,856	92,271
12 months to 36 months	35,616	38,705
More than 36 months	4,626	5,729
Total certificates of deposit	116,098	136,705
Total deposits	$199,701	$213,142

Schedule Of Certificates Of Deposit Fiscal Year Maturity [Table Text Block]	Maturities of outstanding certificates of deposit at June 30 are summarized as follows:
(in thousands)	2015

2016	$75,856
2017	28,011
2018	7,605
2019	1,573
2020 and thereafter	3,053
$116,098